Discontinued Operations - Summary of Cash Flows From Discontinued Operations (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Gain on sale of business	$ (1,985,949)
Share-based compensation	54,821
Acquired in-processresearch and development	$ 16,405